Financial assets and liabilities, Covenants (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Covenants [Abstract]
Long-term financial debt	$ 65,601	$ 53,644
2022 [Member]
Covenants [Abstract]
Long-term financial debt	0	23,638
2023 [Member]
Covenants [Abstract]
Long-term financial debt	22,121	16,315
2024 [Member]
Covenants [Abstract]
Long-term financial debt	21,762	8,275
2025 [Member]
Covenants [Abstract]
Long-term financial debt	10,400	2,703
2026 [Member]
Covenants [Abstract]
Long-term financial debt	8,682	2,713
2027 [Member]
Covenants [Abstract]
Long-term financial debt	2,636	0
Trust Certificates and Bank Loans [Member]
Covenants [Abstract]
Interest expense	$ 25,018	$ 38,558